DEBT	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
DEBT
DEBT
7.	DEBT

Lines of Credit—On February 10, 2021, the Company executed a five-year credit agreement with a group of lenders that replaced the Company’s prior $25,000 asset-based revolving credit facility (the “ABL Facility”). The agreement provides for a $25,000 Revolving Credit Facility and a $90,000 Delayed Draw Term Loan Facility, which are collectively referred to as the “Credit Facilities.” The interest rate on borrowings is determined by various alternative base rates plus an applicable margin ranging from 4% to 5%. The interest rate currently in effect on the Delayed Draw Term Loan facility is 6%, which is the minimum interest rate allowed under the Credit Facilities agreement. Borrowings on the Delayed Draw Term Loan Facility are subject to possible interest rate adjustment in February 2022. In addition, there is a commitment fee on the unused Revolving Credit Facility of 0.5%. The proceeds from the Revolving Credit Facility can be used for general corporate purposes. The proceeds from the Delayed Draw Term Loan Facility are to be used solely to finance the acquisition of aircraft or engines to be registered in the U.S. During the six months ended June 30, 2021, the Company drew $80,500 on the Delayed Draw Term Loan Facility to purchase six aircrafts, which were previously under operating leases. In June 2021, the Company made its first principal payment on this debt of $1,006, bringing the June 30, 2021 balance to $79,494. The Credit Facilities have financial covenants that require a minimum EBITDAR (ranging from $62,100 as of September 30, 2021, $78,100 as of December 31, 2021, and $87,700 as of March 31, 2022 and beyond) and a minimum liquidity of $30,000 at the close of any business day.

Long-term Debt—In December 2019, the Company arranged for the issuance of Class A, Class B and Class C pass-through trust certificates Series 2019-1 (the “2019-1 EETC”), in an aggregate face amount of $248,587 for the purpose of financing or refinancing 13 used aircraft, which was completed in 2020. Payments have been made each June and December, which reduced the balance as of June 30, 2021 to $211,605. The 13 aircraft serve as security for the loan and the total appraised value of these aircraft as of December 2019 was approximately $292,450.

Under the CARES Act Loan Program, on October 26, 2020, the Company was awarded a $45,000 loan, which was secured by the Company’s loyalty program and certain cash deposit accounts. The loan bore interest at a rate per annum equal to the Adjusted LIBO Rate plus 6.50% and was due to be repaid on the earlier of (i) October 24, 2025 or (ii) six months prior to the expiration date of any material loyalty program securing the loan. On March 24, 2021, the CARES Act Loan was repaid in full, including outstanding principal and accrued interest for a total repayment amount of $46,260.

7.	DEBT (continued)

The Company was in compliance with all covenants in its debt agreements at June 30, 2021.

Long-term Debt included the following:

	June 30, 2021	December 31, 2020
Notes payable under the Company's 2019-1 EETC agreement dated December 2019, with original loan amounts of $248,587 payable in bi-annual installments, in June and December, through December 2027. These notes bear interest at an annual rate of between 4.13% and 6.95% and the weighted average interest rate is 4.78%.	$211,605	$227,347

Delayed Draw Term Loan Facility (see terms and conditions above)	79,494	—

U. S. Department of the Treasury CARES Act Loan (see terms and conditions above)	—	45,419

Notes payable to Wilmington Trust Company. Notes bear interest at an annual rate of 8.45% and were scheduled to mature Nov. 2023 to Feb. 2024. In April 2021, these notes were repaid.	—	12,506

Other Notes payable. These notes bear interest at an annual rate of approximately 5.0% and mature March 2029.	493	529

Total Debt	291,592	285,801

Less: Unamortized debt issuance costs	(4,113)	(3,338)

Less: Current Maturities of Long-term Debt	(19,795)	(26,118)
Total Long-term Debt	$267,684	$256,345

Future maturities of the outstanding Debt are as follows:

	Debt Principal	Amortization of Debt
	Payments	Issuance Costs	Net Debt
Remainder of 2021	$10,661	$(509)	$10,152
2022	30,367	(983)	29,384
2023	42,358	(908)	41,450
2024	44,000	(785)	43,215
2025	49,087	(670)	48,417
Thereafter	115,119	(258)	114,861
Total as of June 30, 2021	$291,592	$(4,113)	$287,479

7.	DEBT (continued)

The table below presents the Company’s debt measured at fair value:

	June 30, 2021	December 31, 2020
Carrying Amount	$291,592	$285,801
Fair Value	$281,640	$279,119

The fair value of the Company’s debt was based on the discounted amount of future cash flows using the Company’s end-of-period incremental borrowing rate for similar obligations. The estimates were primarily based on Level 3 inputs.

9. DEBT

Lines of Credit — In 2018, the Company entered into a revolving credit agreement with a financial institution which provides available credit based upon defined thresholds to a maximum amount of $20,000. On May 15, 2020, the revolving credit agreement maturity date was extended by one year to April 11, 2022 and the maximum credit amount was increased from $20,000 to $25,000. Available credit under this agreement as of December 31, 2020 and 2019 was $25,000 and $19,650, respectively, since 2020 had no outstanding letters of credit and the 2019 available credit was reduced due to outstanding letters of credit. Outstanding balances bear interest at the greatest of a) the Prime Rate or b) the Federal Funds Effective Rate plus 0.5% or c) the Adjusted London Interbank Offered Rate for an interest period of one-month plus 1.00%. SCA pays a 0.5% commitment fee on the average daily unused balance. The revolving credit agreement is secured by certain assets of SCA and contains a financial covenant and guarantees. SCA was in compliance with the covenant as of December 31, 2020 and 2019. As of December 31, 2020 and 2019, there were no outstanding balances on the revolving credit agreement.

On February 10, 2021, the Company executed a new five-year credit agreement with a group of lenders that replaces the Company’s May 15, 2020 $25,000 revolving credit agreement. The new agreement provides for a $25,000 Revolving Credit Facility and a $90,000 Delayed Draw Term Loan Facility, which are collectively referred to as the “Credit Facilities.” The interest rate on borrowings is based on the greatest of various alternative base rates, with a minimum of 2%, plus an applicable margin of 4% to 5%. There is a commitment fee on the unused Revolving Credit Facility of 0.5%. The proceeds from the Revolving Credit Facility can be used for general corporate purposes. The proceeds from Delayed Draw Term Loans are to be used solely to finance the acquisition of aircraft or engines to be registered in the U.S. The Credit Facilities have financial covenants that require a minimum EBITDAR (ranging from $62,100 to $87,700) and a minimum liquidity of $30,000 at the close of any business day.

Long-term Debt—In December 2019, the Company arranged for the issuance of Class A, Class B and Class C pass-through trust certificates Series 2019-1 (the “2019-1 EETC”), in an aggregate face amount of $248,587 (the “Certificates”) for the purpose of financing or refinancing 13 used aircraft. To facilitate the arrangement, the Company created three pass-through trusts that will sell the Certificates to institutional investors. The proceeds from the sale of Certificates are held in escrow until such time that the Company provides the trust with an aircraft financing closing notice, which will cause the trusts to use the proceeds from the sale of Certificates to purchase equipment notes from the Company. The equipment notes are secured by the aircraft. Debt issuance costs of $2,988 were incurred in 2019 related to this financing and is being amortized into interest expense over the lives of the Certificates.

In December of 2019, the Company purchased one aircraft under the 2019-1 EETC. In the first quarter of 2020, under the 2019-1 EETC, SCA purchased two additional aircraft, purchased one previously under operating lease, and refinanced three aircraft previously owned and financed. The purchase of the remaining six aircraft previously under operating or finance leases occurred in the second quarter of 2020. The total appraised value of the 13 aircraft is approximately $292,450. The Certificates bear interest at the following rates per annum: Class A, 4.13% relating to a tranche of seven of the financed aircraft and 4.25% relating to a tranche of six of the financed aircraft; Class B, 4.66% relating to a tranche of seven of the financed aircraft and 4.78% related to a tranche of six of the financed aircraft; and Class C, 6.95%. The expected maturity date of Class A is December 15, 2027, the Class B is December 15, 2025 and the Class C is December 15, 2023.

These trusts meet the definition of a variable interest entity (“VIE”) and must be considered for consolidation in the Company’s Consolidated Financial Statements. This assessment considers both quantitative and qualitative factors including the purpose for which these trusts were established and the nature of the risks. The main purpose of the trust structure is to enhance the credit worthiness of the debt obligation and lower the total borrowing cost. The Company concluded that it is not the primary beneficiary in these trusts because the Company’s involvement is limited to principal and interest payments on the related notes. Therefore, these trusts have not been consolidated in the Company’s Consolidated Financial Statements.

9. DEBT (continued)

Under the CARES Act Loan Program, on October 26, 2020, the Company was awarded a forty-five million dollar loan, which is secured by SCA’s loyalty program and certain cash deposit accounts. The loan bears interest at a rate per annum equal to the Adjusted LIBO Rate plus 6.50% and is due to be repaid on the earlier of (i) October 24, 2025 or (ii) six months prior to the expiration date of any material loyalty program securing the loan. During the term of the loan, the Company must maintain aggregate liquidity of not less than ten million dollars, measured at the close of every business day. There are also provisions that may accelerate payments under the loan if certain collateral and debt service coverage ratios are not met. Additionally, because of the timing of the expiration of the Company’s loyalty program agreement, early loan repayments shall be made based on cash flows from the loyalty program, beginning approximately January 2023. The loan program allows for the Payment-In-Kind (“PIK”) of certain interest amounts throughout the debt term The Company elected to PIK $419 of accrued interest in the fourth quarter of 2020 and it was added to the principal balance.

Long-term Debt included the following:

	December 31, 2020	December 31, 2019
Notes payable under the Company’s 2019-1 EETC agreement dated December 2019, with original loan amounts of $248,587 payable in bi-annual installments through December 2027. These notes bear interest at an annual rate of between 4.13% and 6.95% and are secured by the equipment for which the loan was used	$227,347	$28,280
U. S. Department of the Treasury CARES Act Loan (see terms and conditions above)	45,419	—
Notes payable to Wilmington Trust Company dated October and November 2018, with original loan amounts totaling $55,671 payable in monthly installments through November 2023. These notes bore interest at an annual rate of 8.45%. They were refinanced in January 2020 through 2019-1 EETC notes	—	46,617
Note payable to Wilmington Trust Company dated February 2019, with an original loan amount of $12,750 payable in monthly installments of $151 through January 2024, and then final lump sum payment of $2,825 in February 2024. This note bears interest at an annual rate of 8.45% and is secured by the equipment for which the loan was used	9,813	11,237
Note payable to Wilmington Trust Company dated November 2018, with an original loan amount of $3,671 payable in monthly installments of $44 through October 2023, and then final lump sum payment of $1,101 in November 2023. This note bears interest at an annual rate of 8.45% and is secured by the equipment for which the loan was used	2,693	3,105
Note payable to Alliance Bank dated February 2019, with an original loan amount of $600 payable in monthly installments of $5 through March 2029. This note bears interest at an annual rate of 5.0%	519	569
Notes payable to Riverland Bank dated between April 2015 and May 2016, with original loan amounts totaling $734 payable in monthly installments with expirations between April 2020 and April 2021. The notes bear interest at an annual rate of 5.15% and are secured by the equipment for which the loan was used	10	97
Total Debt	285,801	89,905
Less: Unamortized debt issuance costs	(3,338)	(2,988)
Less: Current Maturities of Long-term Debt	(26,118)	(13,197)
Total Long-term Debt	$256,345	$73,720

9. DEBT (continued)

Future maturities of the outstanding Debt are as follows:

Year Ending December 31	Debt Principal Payments	Amortization of Debt Issuance Costs	Net Debt
2021	$26,928	$(810)	$26,118
2022	28,846	(752)	28,094
2023	43,819	(678)	43,141
2024	67,659	(554)	67,105
2025	64,810	(342)	64,468
Thereafter	53,739	(202)	53,537
Total	$285,801	$(3,338)	$282,463

The table below presents the Company’s debt measured at fair value:

	December 31, 2020	December 31, 2019
Carrying Amount	$285,801	$89,905
Fair Value	$279,119	$96,342

The fair value of the Company’s debt was based on the discounted amount of future cash flows using the Company’s end-of-year incremental borrowing rate for similar obligations. The estimates were primarily based on Level 3 inputs.